February 15, 2017

Securities and Exchange Commission
Division of Investment Management
Insured Investments Office
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Fund of Funds Trust
       File Nos. 333-119867 and 811-21624

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 30 to Form N-1A for the above-referenced Registrant. The primary purpose of this filing is to add disclosure to the prospectus and SAI describing updates to four existing series of the trust.

This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby. For the convenience of the staff in reviewing the Registration Statement, a copy of the Registration Statement is being sent by e-mail to the Insured Investments Office of the Division of Investment Management.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by amendment in a subsequent 485(b) filing.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust

By: /s/ Erik Nelson
     ______________________________________________
     Erik Nelson, Chief Legal Officer
     763/765-7453
     Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com
Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.